Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Start-up costs	$ 187,396	$ 29,691
Net operating loss		21,704
Total deferred tax asset	187,396	50,765
Valuation allowance	(187,396)	(50,765)
Deferred tax asset, net of allowance